UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04024

Exact name of registrant as specified in charter:	Dryden California Municipal Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2007

Date of reporting period:	05/31/2007

Item 1.	Schedule of Investments

Dryden California Municipal Fund/California Income Series

Schedule of Investments

as of May 31, 2007 (Unaudited)

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 99.8%
Municipal Bonds

Abag Fin. Auth. For Nonprofit Corp. Rev.,
Schs. of Sacred Heart, Ser.A	Baa3	6.45%	6/01/30	$1,500	$1,592,190
San Diego Hosp. Assoc., Ser. C	Baa1	5.375	3/01/21	1,665	1,730,701
Bay Area Toll Auth. Toll Brdg. Rev., San Francisco Bay Area, Ser. F	Aa3	5.00	4/01/31	2,000	2,097,380
Beaumont Fing. Auth. Loc. Agy. Rev., Ref., Ser. C, A.M.B.A.C.	Aaa	5.00	9/01/22	2,455	2,604,608
California County Tobacco Securitization Agcy. Rev., Convertible, C.A.B.S. (converts to 5.25% on 12/01/10)	Baa3	Zero	6/01/21	1,000	868,660
California Ed. Facs. Auth. Rev.,
Rfdg., Stanford Univ., Ser. R	Aaa	5.00	11/01/21	3,700	3,843,745
Claremont Graduate Univ., Ser. A	A3	5.00	3/01/37	1,000	1,025,540
California Hlth. Facs. Fin. Auth., Rev.,
Ref. Cedars Sinai Med. Ctr.	A2	5.00	11/15/21	2,000	2,051,240
Ref. Cedars Sinai Med. Ctr.	A2	5.00	11/15/27	1,500	1,532,115
California Hsg. Fin. Agy. Rev., Home Mtge.-83, Ser. A, C.A.B.S.	Aa2	Zero	2/01/15	8,420	4,527,939
California Infrastructure & Econ. Dev. Rev.,
Scripps Research Inst., Ser. A	Aa3	5.75	7/01/30	1,500	1,536,885
Performing Arts Ctr.	A3	5.00	12/01/32	720	743,774
Performing Arts Ctr.	A3	5.00	12/01/37	740	763,184
California Municipal Fin. Auth. Ed. Rev. Amern. Heritage Ed. Foundation Proj., Ser. A	BBB-(c)	5.25	6/01/26	1,100	1,147,267
California Poll. Ctrl. Fin. Auth. Sld. Wste. Disp. Rev., Wste. Mgmt., Inc. Proj., Ser. B, A.M.T.	BBB(c)	5.00	7/01/27	500	502,340
California Poll. Ctrl. Fin. Auth. Rev. Ref. Pacific Gas-D-Rmkt. A.M.T., F.G.I.C.	Aaa	4.75	12/01/23	2,500	2,503,950
California Rural Home Mtge. Fin. Auth., Sngl. Fam. Mtge. Rev., Mtge. Bkd. Secs., Ser. D, F.N.M.A., G.N.M.A., A.M.T.	AAA(c)	6.00	12/01/31	125	127,016
California St.,
G.O.	A1	5.00	8/01/19	1,000	1,059,220
G.O.	A1	5.00	3/01/21	2,000	2,089,980
G.O.	A1	4.50	8/01/30	2,000	1,941,040
G.O.	A1	5.00	3/01/27	2,000	2,081,820
G.O., M.B.I.A.	Aaa	5.25	2/01/27	4,000	4,211,680
G.O., (Pre-refunded date 4/1/14)(e)	A1	5.50	4/01/30	225	246,825
G.O., Unrefunded Balance	A1	5.50	4/01/30	5	5,429
California St. Dept. Wtr. Res. Pwr. Rev., Ser. A	A1	5.00	5/01/17	3,320	3,458,278
California St. Pub. Wks. Brd.,
Lease Rev., Dept. General Service, Ser. J	A2	5.25	6/01/28	750	786,998
Mental Hlth. Coalinga, Ser. A	A2	5.50	6/01/18	5,970	6,514,344
California Statewide Cmntys. Dev. Auth. Rev.,
Irvine LLC, U.C.I. East	Baa2	5.00	5/15/32	2,000	2,067,040
Kaiser, Ser. C(e)	A+(c)	5.25	8/01/31	1,000	1,040,510
California Statewide Cmntys. Dev. Auth. Spl. Tax No. 97-1, C.A.B.S.	NR	Zero	9/01/22	4,440	1,851,080

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value
Central Joint Pwrs., Hlth. Fin. Auth., Cmnty. Hosps., C.O.P. (Pre-refunded date 2/1/10)(e)	Baa2	6.00%	2/01/30	$2,000	$2,123,840
Chico Redev. Agcy. Tax Alloc., Chico Amended & Merged Redev., A.M.B.A.C.	Aaa	5.00	4/01/30	1,445	1,509,953
Chula Vista Dev. Agcy. Rev., Rfdg. Tax Alloc. Sub. Bayfront, Ser. B	NR	5.25	10/01/27	1,540	1,554,815
Chula Vista Ind. Dev. Rev., San Diego Gas, A.M.T.	A1	5.00	12/01/27	1,000	1,035,550
Colton Joint Unified School Dist. G.O., F.G.I.C.	Aaa	5.25	2/01/21	1,830	1,973,381
Coronado Cmnty. Dev. Agcy. Tax Alloc., Dev. Proj., A.M.B.A.C.	AAA(c)	5.00	9/01/24	2,000	2,097,660
Corona-Norco Uni. Sch. Dist. Spec. Tax, Cmnty. Facs. Dist. No. 98-1, M.B.I.A.	Aaa	5.00	9/01/22	1,060	1,102,580
Davis Pub. Facs. Fin. Auth. Loc. Agy. Rev., Mace Ranch Area, Ser. A (Pre-refunded date 9/01/07)(e)	NR	6.60	9/01/25	1,325	1,359,954
El Dorado Cnty., Spec. Tax,
Cmnty. Facs., Dist. No. 92-1	NR	6.125	9/01/16	1,000	1,040,210
Cmnty. Facs., Dist. No. 92-1	NR	6.25	9/01/29	475	492,105
Folsom Spec.Tax, Cmnty. Facs.,
Dist. No. 10, Empire Ranch	NR	6.875	9/01/19	2,000	2,126,800
Dist. No. 7, Broadstone	NR	6.00	9/01/24	2,450	2,554,762
Foothill/Eastern Trans. Corr. Agcy. Rev., Toll Rd., Sr. Lien, Ser. A (Pre-refunded Date 1/01/10)(e)	Aaa	7.15	1/01/13	4,750	5,229,988
Convertible C.A.B.S. (converts to 5.875% on 7/15/09)	Baa3	Zero	1/15/28	2,890	2,689,723
Glendale Redev. Agcy. Tax Alloc., Central Glendale Redev. Proj., M.B.I.A.	Aaa	5.25	12/01/19	3,275	3,505,003
Golden St. Tobacco Securitization Corp. California Tobbaco Settlement Rev., Asset-Bkd, Sr. Ser. A-1	Baa3	5.75	6/01/47	2,000	2,116,120
Golden St. Tobacco Securitization Rev.,
Asset-Bkd., Ser. 2003-A-1 (Pre-refunded date 6/01/13)(e)	Aaa	6.75	6/01/39	2,700	3,106,593
Asset-Bkd., Ser. A, Convertible C.A.B.S., A.M.B.A.C., (converts to 4.60% on 6/1/10)	Aaa	Zero	6/01/23	3,000	2,629,920
Golden West Sch. Fin. Auth., Rev., Rfdg. Ser. A., C.A.B.S., M.B.I.A.	Aaa	Zero	2/01/19	2,110	1,272,773
La Mesa-Spring Valley Sch. Dist., G.O., Election of 2002, Ser. B, C.A.B.S., F.G.I.C.	Aaa	Zero	8/01/23	2,000	970,980
La Quinta Redev. Agcy. Tax Alloc., M.B.I.A. Rfdg. Proj. Area No. 1	Aaa	7.30	9/01/11	1,000	1,132,900
Lincoln Impvt. Bond Act of 1915, Pub. Rev., Fin. Auth., Twelve Bridges	NR	6.20	9/02/25	2,540	2,656,815
Loma Linda Hospital Rev., Loma Linda Univ. Med. Ctr, Ser. A	Baa1	5.00	12/01/20	2,000	2,033,240
Long Beach Hbr. Rev.,
A.M.T., M.B.I.A.	Aaa	5.00	5/15/22	2,735	2,838,520
Rfdg., Ser. A, A.M.T., F.G.I.C.	Aaa	6.00	5/15/19	3,000	3,445,500
Long Beach Redev. Agcy., Dist. No. 3, Spec. Tax Rev. Pine Ave.(g)	NR	6.375	9/01/23	3,000	3,123,990
Los Angeles Cnty., Correctional Facs. Proj., C.O.P., M.B.I.A., E.T.M., C.A.B.S.(e)	Aaa	Zero	9/01/10	3,770	3,329,476

	Moody’s Rating	Interest Rate		Maturity Date	Principal Amount (000)	Value
Los Angeles Dept. of Arpt. Rev., Rfdg., Ontario Intl., Ser. A, A.M.T., M.B.I.A.	Aaa	5.00%		5/15/18	$1,400	$1,474,298
Lynwood Pub. Fin. Auth. Rev., Wtr. Sys. Impvt. Proj.	NR	6.50		6/01/21	1,500	1,515,780
Metro. Wtr. Dist. of Southern California Waterworks Rev.,
Unrfd. Balance, Ser. A	Aa2	5.75		7/01/21	2,240	2,585,498
Linked, S.A.V.R.S., R.I.B.S.	Aa2	5.75		8/10/18	2,000	2,265,680
Natomas Uni. Sch. Dist., Election 2002, Ser. B, G.O., F.G.I.C.	Aaa	5.00		9/01/27	1,555	1,626,032
Norco Spec. Tax Cmnty. Facs., Dist. No. 97-1(Pre-refunded Date 10/01/10)(e)	NR	7.10		10/01/30	1,320	1,476,684
Ontario Special Assmt. Impvt. Bond Act of 1915, Assmt. Dist. 100C, Cmnty. Ctr. III	NR	8.00		9/02/11	460	477,324
Orange Cnty. Loc. Trans. Auth., Sales Tax Rev., Linked, S.A.V.R.S. & R.I.B.S., A.M.B.A.C., T.C.R.S.(f)	Aaa	6.20		2/14/11	9,000	9,698,309
Orange Cnty. Loc. Trans. Auth., Sales Tax Rev., Spec. Tax Rev., Linked, S.A.V.R.S., R.I.B.S.(g)	Aa2	8.344	(h)	2/14/11	1,500	1,732,770
Perris Cmnty. Facs. Dist., Spec. Tax No. 01-2 Avalon, Ser. A	NR	6.25		9/01/23	2,000	2,157,400
Pico Rivera Wtr. Auth. Rev., Wtr. Sys. Proj., Ser. A, M.B.I.A.	Aaa	5.50		5/01/29	1,500	1,732,875
Pittsburg Redev. Agcy. Tax Alloc., Los Medanos Cmnty. Dev. Proj.,
A.M.B.A.C., C.A.B.S.	Aaa	Zero		8/01/26	1,375	569,731
Ser. B, F.S.A.(Pre-refunded date 8/01/13)(e)	Aaa	5.80		8/01/34	2,700	3,027,510
Poway Cmnty., Facs., Dist. No. 88-1, Pkwy. Bus. Ctr.	NR	6.75		8/15/15	1,000	1,042,330
Puerto Rico Comnwlth., R.I.T.E.S.-PA 642A, G.O., M.B.I.A.(d)	Aaa	5.75		7/01/10	4,000	4,227,160
Puerto Rico Comnwlth.,
Govt. Dev. Bk., Ser. C, G.O., A.M.T.	Baa3	5.25		1/01/15	1,000	1,058,230
Pub. Impt., Ser. A, G.O.	Baa3	5.25		7/01/30	1,000	1,057,670
Hwy. & Trans. Auth. Rev., Ser. G, F.G.I.C.	Aaa	5.25		7/01/17	1,260	1,350,581
Puerto Rico Electric Pwr. Auth. Pwr. Rev.,
Ser. TT	A3	5.00		7/01/22	750	785,055
Ser. TT	A3	5.00		7/01/32	750	778,868
Redding Elec. Sys. Rev., C.O.P., Linked S.A.V.R.S.& R.I.B.S.,
M.B.I.A., partial E.T.M.(e)	Aaa	6.368		7/01/22	100	117,095
M.B.I.A., E.T.M.(e)(g)	Aaa	8.751	(h)	7/01/22	3,325	4,461,818
Rio Vista Impvt. Bond Act of 1915, Assmt. Dist. No. 96-1, River View Pt.	NR	7.50		9/02/22	1,565	1,620,980
Riverbank California Redev Agy., Ser. A	BBB(c)	5.00		8/01/27	2,910	2,970,295
Riverside Uni. Sch. Dist., Spec. Tax, Cmnty. Facs., Dist. No. 7, Ser. A(Pre-refunded date 9/01/10)(e)	NR	6.90		9/01/20	1,320	1,454,165
No. 7, Ser. A(Pre-refunded date 9/01/10)(e)	NR	7.00		9/01/30	1,000	1,104,520
Rocklin Uni. Sch. Dist., Ser. C, G.O., C.A.B.S., M.B.I.A.	Aaa	Zero		8/01/16	1,400	952,490
Roseville Nat. Gas Fing. Auth. Gas Rev.	Aa3	5.00		2/15/24	3,000	3,192,840
Sacramento City Fin. Auth. Tax Alloc. Comb, Proj.,
Ser. B, C.A.B.S., M.B.I.A.	Aaa	Zero		11/01/16	5,700	3,840,318
Ser. B, C.A.B.S., M.B.I.A.	Aaa	Zero		11/01/17	5,695	3,656,930
Sacramento Cnty. Santn. Dist. Fing. Auth. Rev., Var.-Ref. Regl., Ser. B, F.G.I.C.	Aaa	4.121		12/01/35	1,000	998,500

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value
Sacramento Mun. Utility Dist. Elec. Rev., Ser. N, M.B.I.A.	Aaa	5.00%	8/15/28	$2,500	$2,578,150
San Diego Redev., Agcy., Tax Alloc., North Bay Redev.	Baa1	5.875	9/01/29	3,000	3,139,800
San Diego Uni. Sch. Dist., Election of 1998, Ser. B, G.O., M.B.I.A.	Aaa	6.00	7/01/19	1,000	1,174,360
San Francisco City & Cnty., Redev. Agcy. Lease Rev., George R. Moscone, C.A.B.S.	A1	Zero	7/01/09	2,000	1,845,740
San Joaquin Hills Trans. Corridor Agcy., Toll Rd. Rev., Jr. Lien, C.A.B.S., E.T.M.(e)	Aaa	Zero	1/01/11	2,000	1,741,500
San Leandro Cmnty. Facs., Spec. Tax, Dist. No.1	NR	6.50	9/01/25	2,160	2,232,446
Santa Fe Springs Cmnty. Dev. Commn Tax Alloc.
Ref., Cons. Redev. Proj, Ser. A, M.B.I.A.	AAA(c)	5.00	9/01/16	2,000	2,158,540
Ref., Cons. Redev. Proj, Ser. A, M.B.I.A.	AAA(c)	5.00	9/01/17	1,000	1,081,340
Santa Margarita Wtr. Dist. Spec.Tax, Cmnty. Facs., Dist. No. 99-1, Talega	NR	6.25	9/01/29	1,975	2,087,674
Santa Margarita, Dana Point Auth., Impv. Rev.,
Dists., 1-2-2A & 8, Ser. A, M.B.I.A.	Aaa	7.25	8/01/13	1,990	2,353,931
Dists., 3-3A-4 & 4A, Ser. B, M.B.I.A.	Aaa	7.25	8/01/14	2,000	2,413,580
Santa Maria Joint Union H.S. Dist., Election 2004,
C.A.B.S., G.O., F.G.I.C.	Aaa	Zero	8/01/27	1,505	600,299
C.A.B.S., G.O., F.G.I.C.	Aaa	Zero	8/01/29	1,250	451,213
Selma Uni. Sch. Dist., Election of 2006, F.S.A., G.O.	AAA(c)	5.125	8/01/26	2,550	2,734,671
So. California Pub. Pwr. Auth. Rev., Rfdg., Palo Verde Proj., Ser. C,
A.M.B.A.C., E.T.M., C.A.B.S.(e)	Aaa	Zero	7/01/16	16,325	11,196,337
PNC GIC Pwr. Proj.	A2	6.75	7/01/10	5,265	5,685,621
PNC GIC Proj. Rev.	A2	6.75	7/01/13	1,000	1,145,410
Sulphur Springs Uni. Sch. Dist., Ser. A, G.O., M.B.I.A., C.A.B.S.	Aaa	Zero	9/01/11	3,000	2,547,960
Tobacco Securitization Auth. Northn. Calif. Rev., Asset-backed Tobacco Settlement, Ser. A	Baa3	5.50	6/01/45	2,000	2,054,000
Torrance Hosp. Rev., Torrance Mem. Med. Ctr., Ser. A	A1	6.00	6/01/22	2,000	2,145,940
Univ. California Bd. of Regents Hosp. Rev., UCLA Med. Ctr., Ser. A, A.M.B.A.C.	Aaa	5.25	5/15/30	2,000	2,105,300
Vallejo, Touro Univ., C.O.P.	Ba2	7.375	6/01/29	2,500	2,658,450
Valley Hlth. Sys., Hosp. Rev., Impvt. Proj., Ser. A	B+(c)	6.50	5/15/25	1,000	1,005,090

Total long-term investments (cost $221,501,393)					237,753,017

SHORT-TERM INVESTMENTS 0.7%

California Hsg. Fin. Agy. Rev. Home Mtge., Ser. 2002-U, A.M.T., F.R.D.D., F.S.A.(b)	VMIG-1	3.85	6/01/07	1,395	1,395,000
California St. Mun. Secs. Tr. Rcpts., SGA 135, G.O., A.M.B.A.C., T.C.R.S., F.R.D.D.	A-1+(c)	3.88	6/01/07	400	400,000

Total short-term investments (cost $1,795,000)					1,795,000

Total Investments 100.5% (cost $223,296,393)(j)					239,548,017
Liabilities in excess of other assets(i)(k) (0.5)%					(1,305,794)

Net Assets 100.0%					$238,242,223

(a)	The following abbreviations are used in the portfolio descriptions:

A.M.B.A.C.—American Municipal Bond Assurance Corporation.

A.M.T.—Alternative Minimum Tax.

C.A.B.S.—Capital Appreciation Bonds.

C.O.P.—Certificates of Participation.

E.T.M.—Escrowed to Maturity.

F.G.I.C.—Financial Guaranty Insurance Company.

F.N.M.A.—Federal National Mortgage Association.

F.R.D.D.—Floating Rate (Daily) Demand Note. (b)

F.S.A.—Financial Security Assurance.

G.N.M.A.—Government National Mortgage Association.

G.O.—General Obligation.

M.B.I.A.—Municipal Bond Insurance Corporation.

R.I.B.S.—Residual Interest Bearing Securities.

R.I.T.E.S. —Residual Interest Tax Exempt Securities Receipts.

S.A.V.R.S.—Select Auction Variable Rate Securities.

T.C.R.S.—Transferable Custodial Receipts.

NR—Not Rated by Moody’s or Standard & Poor’s.

The fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

(b)	For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes is considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
(c)	Standard & Poor’s rating.
(d)	Represents all or partial amount utilized in the Municipal Tender Option Bond transaction. The aggregate principal amount of the inverse floater and the floating rate note (included in the liabilities) are $2,000,000 and $2,000,000, respectively.
(e)	All or partial escrowed to maturity and pre-refunded securities are secured by escrowed cash and/or U.S. guaranteed obligations.
(f)	All or portion of security segregated as collateral for financial futures contracts.
(g)	Indicates a security that has been deemed illiquid.
(h)	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at May 31, 2007.
(i)	Includes $2,000,000 payable for the floating rate note issued.
(j)	The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of May 31, 2007 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$222,989,789	$16,936,650	$(378,422)	$16,558,228

The difference between book basis and tax basis was primarily attributable to the difference in the treatment of accretion of market discount and municipal tender option bond transactions for book and tax purposes.

(k)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures contracts and interest rate swap agreement as follows:

Open financial futures contracts outstanding at May 31, 2007:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at May 31, 2007	Unrealized Appreciation (Depreciation)
	Long Positions:
16	U.S. Treasury 2 Yr. Notes	Sep. 2007	$3,264,905	$3,260,750	$(4,155)
48	U.S. Treasury 5 Yr. Notes	Sep. 2007	5,026,508	5,013,000	(13,508)
23	U.S. Treasury 20 Yr. Bond	Sep. 2007	2,524,382	2,509,875	(14,507)
	Short Position:
49	U.S. Treasury 10 Yr. Notes	Sep. 2007	5,242,229	5,212,375	29,854

					$(2,316)

Open interest rate swap agreement at May 31, 2007:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation
Merrill Lynch Capital Services, Inc.(a)	06/27/2019	$7,700	3.716%	1 week BMA Municpal Swap Index	$114,730

(a)	Portfolio pays the fixed rate and receives the floating rate.

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden California Municipal Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund
Date July 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date July 26, 2007

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date July 26, 2007

*	Print the name and title of each signing officer under his or her signature.